Subsequent Events (Details) $ in Thousands				3 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 12, 2022 USD ($)	Apr. 04, 2022 USD ($) shares	Dec. 22, 2021 item	Oct. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Aug. 27, 2020 USD ($)	Jan. 31, 2022 USD ($) shares	Jan. 31, 2020 USD ($)	Sep. 07, 2022 USD ($)	Aug. 15, 2022 USD ($)
Subsequent Event [Line Items]
Original issue discount								$ 11,815
Goodwill impairment					$ 70,500	$ 70,500	$ 107,934		$ 321,340
Common stock repurchase, amount authorized										$ 30,000
Common stock repurchased, number of shares | shares				645,428
Cost of common stock repurchased				$ 1,400
SumTotal
Subsequent Event [Line Items]
Percentage of outstanding shares of capital stock sold	100.00%
Net proceeds received	$ 172,000										$ 172,000
RSU's
Subsequent Event [Line Items]
Granted (in shares) | shares								5,726,354
Codecademy [Member]
Subsequent Event [Line Items]
Number of registered learner | item			40,000,000
Number of Programming languages across multiple domains | item			14
Purchase price paid		$ 390,300
Number of shares issued | shares		30,374,427
Cash payments		$ 207,600
Codecademy [Member] | RSU's
Subsequent Event [Line Items]
Granted (in shares) | shares		3,600,000
Weighted average term		2 years 10 months 24 days
Codecademy [Member] | Term Loan
Subsequent Event [Line Items]
Term loan amount		$ 160,000
Original issue discount		$ 2,800
Call penalty		six month call penalty of 1.0%
Basis spread on variable rate (as a percent)		4.25%
Codecademy [Member] | Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)		5.25%
Codecademy [Member] | Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)		0.75%